Shareholder Report, Holdings (Details)	Oct. 31, 2024
Wilmington U.S. Government Money Market Fund - Administrative Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
Wilmington U.S. Government Money Market Fund - Administrative Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
Wilmington U.S. Government Money Market Fund - Administrative Class | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Wilmington U.S. Government Money Market Fund - Administrative Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Wilmington U.S. Government Money Market Fund - Institutional Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
Wilmington U.S. Government Money Market Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
Wilmington U.S. Government Money Market Fund - Institutional Class | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Wilmington U.S. Government Money Market Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Wilmington U.S. Government Money Market Fund - Select Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
Wilmington U.S. Government Money Market Fund - Select Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
Wilmington U.S. Government Money Market Fund - Select Class | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Wilmington U.S. Government Money Market Fund - Select Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Wilmington U.S. Government Money Market Fund - Service Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
Wilmington U.S. Government Money Market Fund - Service Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
Wilmington U.S. Government Money Market Fund - Service Class | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Wilmington U.S. Government Money Market Fund - Service Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Wilmington U.S. Government Money Market Fund - Preferred Institutional Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
Wilmington U.S. Government Money Market Fund - Preferred Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
Wilmington U.S. Government Money Market Fund - Preferred Institutional Class | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Wilmington U.S. Government Money Market Fund - Preferred Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Wilmington U.S. Treasury Money Market Fund - Administrative Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Wilmington U.S. Treasury Money Market Fund - Administrative Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Wilmington U.S. Treasury Money Market Fund - Administrative Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington U.S. Treasury Money Market Fund - Institutional Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Wilmington U.S. Treasury Money Market Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Wilmington U.S. Treasury Money Market Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington U.S. Treasury Money Market Fund - Select Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Wilmington U.S. Treasury Money Market Fund - Select Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Wilmington U.S. Treasury Money Market Fund - Select Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington U.S. Treasury Money Market Fund - Service Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Wilmington U.S. Treasury Money Market Fund - Service Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Wilmington U.S. Treasury Money Market Fund - Service Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington U.S. Treasury Money Market Fund - Preferred Institutional Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Wilmington U.S. Treasury Money Market Fund - Preferred Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Wilmington U.S. Treasury Money Market Fund - Preferred Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington Broad Market Bond Fund - Class A | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
Wilmington Broad Market Bond Fund - Class A | U S Treasury Obligations Credit Quality [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Wilmington Broad Market Bond Fund - Class A | AA / Aa [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Wilmington Broad Market Bond Fund - Class A | A / A [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Wilmington Broad Market Bond Fund - Class A | BBB / Baa [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Wilmington Broad Market Bond Fund - Class A | BB / Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Wilmington Broad Market Bond Fund - Class A | B / B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Wilmington Broad Market Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Wilmington Broad Market Bond Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Wilmington Broad Market Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Wilmington Broad Market Bond Fund - Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
Wilmington Broad Market Bond Fund - Class A | Mortgages-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Wilmington Broad Market Bond Fund - Class A | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Wilmington Broad Market Bond Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Wilmington Broad Market Bond Fund - Class I | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
Wilmington Broad Market Bond Fund - Class I | U S Treasury Obligations Credit Quality [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Wilmington Broad Market Bond Fund - Class I | AA / Aa [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Wilmington Broad Market Bond Fund - Class I | A / A [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Wilmington Broad Market Bond Fund - Class I | BBB / Baa [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Wilmington Broad Market Bond Fund - Class I | BB / Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Wilmington Broad Market Bond Fund - Class I | B / B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Wilmington Broad Market Bond Fund - Class I | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Wilmington Broad Market Bond Fund - Class I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Wilmington Broad Market Bond Fund - Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Wilmington Broad Market Bond Fund - Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
Wilmington Broad Market Bond Fund - Class I | Mortgages-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Wilmington Broad Market Bond Fund - Class I | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Wilmington Broad Market Bond Fund - Class I | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Wilmington Municipal Bond Fund - Class A | AA / Aa [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Wilmington Municipal Bond Fund - Class A | A / A [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
Wilmington Municipal Bond Fund - Class A | BBB / Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Wilmington Municipal Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Wilmington Municipal Bond Fund - Class A | AAA / Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Wilmington Municipal Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Municipal Bond Fund - Class A | General [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Wilmington Municipal Bond Fund - Class A | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Wilmington Municipal Bond Fund - Class A | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Wilmington Municipal Bond Fund - Class A | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Wilmington Municipal Bond Fund - Class A | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Wilmington Municipal Bond Fund - Class A | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Wilmington Municipal Bond Fund - Class A | Power [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Wilmington Municipal Bond Fund - Class A | School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Wilmington Municipal Bond Fund - Class A | Development [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Wilmington Municipal Bond Fund - Class A | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Wilmington Municipal Bond Fund - Class A | Student Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington Municipal Bond Fund - Class A | Water [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Wilmington Municipal Bond Fund - Class A | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington Municipal Bond Fund - Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Wilmington Municipal Bond Fund - Class A | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Municipal Bond Fund - Class A | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Wilmington Municipal Bond Fund - Class A | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Wilmington Municipal Bond Fund - Class I | AA / Aa [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Wilmington Municipal Bond Fund - Class I | A / A [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
Wilmington Municipal Bond Fund - Class I | BBB / Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Wilmington Municipal Bond Fund - Class I | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Wilmington Municipal Bond Fund - Class I | AAA / Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Wilmington Municipal Bond Fund - Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Municipal Bond Fund - Class I | General [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Wilmington Municipal Bond Fund - Class I | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Wilmington Municipal Bond Fund - Class I | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Wilmington Municipal Bond Fund - Class I | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Wilmington Municipal Bond Fund - Class I | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Wilmington Municipal Bond Fund - Class I | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Wilmington Municipal Bond Fund - Class I | Power [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Wilmington Municipal Bond Fund - Class I | School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Wilmington Municipal Bond Fund - Class I | Development [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Wilmington Municipal Bond Fund - Class I | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Wilmington Municipal Bond Fund - Class I | Student Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington Municipal Bond Fund - Class I | Water [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Wilmington Municipal Bond Fund - Class I | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington Municipal Bond Fund - Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Wilmington Municipal Bond Fund - Class I | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Municipal Bond Fund - Class I | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Wilmington Municipal Bond Fund - Class I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Wilmington New York Municipal Bond Fund - Class A | AA / Aa [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
Wilmington New York Municipal Bond Fund - Class A | A / A [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Wilmington New York Municipal Bond Fund - Class A | BBB / Baa [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Wilmington New York Municipal Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Wilmington New York Municipal Bond Fund - Class A | AAA / Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Wilmington New York Municipal Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Wilmington New York Municipal Bond Fund - Class A | General [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Wilmington New York Municipal Bond Fund - Class A | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Wilmington New York Municipal Bond Fund - Class A | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Wilmington New York Municipal Bond Fund - Class A | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Wilmington New York Municipal Bond Fund - Class A | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Wilmington New York Municipal Bond Fund - Class A | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Wilmington New York Municipal Bond Fund - Class A | Power [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington New York Municipal Bond Fund - Class A | School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Wilmington New York Municipal Bond Fund - Class A | Development [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Wilmington New York Municipal Bond Fund - Class A | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Wilmington New York Municipal Bond Fund - Class A | Water [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Wilmington New York Municipal Bond Fund - Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington New York Municipal Bond Fund - Class I | AA / Aa [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
Wilmington New York Municipal Bond Fund - Class I | A / A [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Wilmington New York Municipal Bond Fund - Class I | BBB / Baa [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Wilmington New York Municipal Bond Fund - Class I | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Wilmington New York Municipal Bond Fund - Class I | AAA / Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Wilmington New York Municipal Bond Fund - Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Wilmington New York Municipal Bond Fund - Class I | General [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Wilmington New York Municipal Bond Fund - Class I | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Wilmington New York Municipal Bond Fund - Class I | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Wilmington New York Municipal Bond Fund - Class I | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Wilmington New York Municipal Bond Fund - Class I | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Wilmington New York Municipal Bond Fund - Class I | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Wilmington New York Municipal Bond Fund - Class I | Power [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington New York Municipal Bond Fund - Class I | School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Wilmington New York Municipal Bond Fund - Class I | Development [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Wilmington New York Municipal Bond Fund - Class I | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Wilmington New York Municipal Bond Fund - Class I | Water [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Wilmington New York Municipal Bond Fund - Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Wilmington Enhanced Dividend Income Strategy Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Wilmington Enhanced Dividend Income Strategy Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
Wilmington Large-Cap Strategy Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Wilmington Large-Cap Strategy Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Wilmington Large-Cap Strategy Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Wilmington Large-Cap Strategy Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Wilmington Large-Cap Strategy Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Wilmington Large-Cap Strategy Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Wilmington Large-Cap Strategy Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Wilmington Large-Cap Strategy Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Wilmington Large-Cap Strategy Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Wilmington Large-Cap Strategy Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Wilmington Large-Cap Strategy Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Wilmington Large-Cap Strategy Fund - Class I | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Large-Cap Strategy Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
Wilmington Large-Cap Strategy Fund - Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Wilmington International Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Wilmington International Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Wilmington International Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Wilmington International Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Wilmington International Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Wilmington International Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Wilmington International Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Wilmington International Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Wilmington International Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Wilmington International Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Wilmington International Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Wilmington International Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
Wilmington International Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.20%
Wilmington International Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.30%
Wilmington International Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.50%
Wilmington International Fund - Class A | CHINA
Holdings [Line Items]
Percent of Total Investments	6.80%
Wilmington International Fund - Class A | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
Wilmington International Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
Wilmington International Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.10%
Wilmington International Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
Wilmington International Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.00%
Wilmington International Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington International Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.50%
Wilmington International Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.90%
Wilmington International Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.70%
Wilmington International Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.70%
Wilmington International Fund - Class A | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
Wilmington International Fund - Class A | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	1.30%
Wilmington International Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.30%
Wilmington International Fund - Class A | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.20%
Wilmington International Fund - Class A | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.00%
Wilmington International Fund - Class A | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Wilmington International Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Wilmington International Fund - Class A | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington International Fund - Class A | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Wilmington International Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
Wilmington International Fund - Class A | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Wilmington International Fund - Class A | Long Equity Index Futures (Notional Value) [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Wilmington International Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Wilmington International Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Wilmington International Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Wilmington International Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Wilmington International Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Wilmington International Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Wilmington International Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Wilmington International Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Wilmington International Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Wilmington International Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Wilmington International Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Wilmington International Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
Wilmington International Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.20%
Wilmington International Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.30%
Wilmington International Fund - Class I | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.50%
Wilmington International Fund - Class I | CHINA
Holdings [Line Items]
Percent of Total Investments	6.80%
Wilmington International Fund - Class I | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
Wilmington International Fund - Class I | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
Wilmington International Fund - Class I | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.10%
Wilmington International Fund - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
Wilmington International Fund - Class I | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.00%
Wilmington International Fund - Class I | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington International Fund - Class I | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.50%
Wilmington International Fund - Class I | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.90%
Wilmington International Fund - Class I | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.70%
Wilmington International Fund - Class I | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.70%
Wilmington International Fund - Class I | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
Wilmington International Fund - Class I | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	1.30%
Wilmington International Fund - Class I | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.30%
Wilmington International Fund - Class I | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.20%
Wilmington International Fund - Class I | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.00%
Wilmington International Fund - Class I | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Wilmington International Fund - Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Wilmington International Fund - Class I | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington International Fund - Class I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Wilmington International Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
Wilmington International Fund - Class I | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Wilmington International Fund - Class I | Long Equity Index Futures (Notional Value) [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Wilmington Global Alpha Equities Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
Wilmington Global Alpha Equities Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Wilmington Global Alpha Equities Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Wilmington Global Alpha Equities Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Wilmington Global Alpha Equities Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Wilmington Global Alpha Equities Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Wilmington Global Alpha Equities Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Wilmington Global Alpha Equities Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Wilmington Global Alpha Equities Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington Global Alpha Equities Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Wilmington Global Alpha Equities Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Wilmington Global Alpha Equities Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.20%
Wilmington Global Alpha Equities Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%
Wilmington Global Alpha Equities Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.00%
Wilmington Global Alpha Equities Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
Wilmington Global Alpha Equities Fund - Class A | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
Wilmington Global Alpha Equities Fund - Class A | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%
Wilmington Global Alpha Equities Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington Global Alpha Equities Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington Global Alpha Equities Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.60%
Wilmington Global Alpha Equities Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.40%
Wilmington Global Alpha Equities Fund - Class A | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Wilmington Global Alpha Equities Fund - Class A | ITALY
Holdings [Line Items]
Percent of Total Investments	1.20%
Wilmington Global Alpha Equities Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.00%
Wilmington Global Alpha Equities Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Wilmington Global Alpha Equities Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.50%
Wilmington Global Alpha Equities Fund - Class A | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Global Alpha Equities Fund - Class A | Long Equity Index Futures (Notional Value) [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Wilmington Global Alpha Equities Fund - Class A | Short Equity Index Futures (Notional Value) [Member]
Holdings [Line Items]
Percent of Total Investments	(46.70%)
Wilmington Global Alpha Equities Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
Wilmington Global Alpha Equities Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Wilmington Global Alpha Equities Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Wilmington Global Alpha Equities Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Wilmington Global Alpha Equities Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Wilmington Global Alpha Equities Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Wilmington Global Alpha Equities Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Wilmington Global Alpha Equities Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Wilmington Global Alpha Equities Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington Global Alpha Equities Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Wilmington Global Alpha Equities Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Wilmington Global Alpha Equities Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.20%
Wilmington Global Alpha Equities Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%
Wilmington Global Alpha Equities Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.00%
Wilmington Global Alpha Equities Fund - Class I | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
Wilmington Global Alpha Equities Fund - Class I | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
Wilmington Global Alpha Equities Fund - Class I | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%
Wilmington Global Alpha Equities Fund - Class I | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.80%
Wilmington Global Alpha Equities Fund - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.20%
Wilmington Global Alpha Equities Fund - Class I | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.60%
Wilmington Global Alpha Equities Fund - Class I | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.40%
Wilmington Global Alpha Equities Fund - Class I | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Wilmington Global Alpha Equities Fund - Class I | ITALY
Holdings [Line Items]
Percent of Total Investments	1.20%
Wilmington Global Alpha Equities Fund - Class I | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.00%
Wilmington Global Alpha Equities Fund - Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Wilmington Global Alpha Equities Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.50%
Wilmington Global Alpha Equities Fund - Class I | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Global Alpha Equities Fund - Class I | Long Equity Index Futures (Notional Value) [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Wilmington Global Alpha Equities Fund - Class I | Short Equity Index Futures (Notional Value) [Member]
Holdings [Line Items]
Percent of Total Investments	(46.70%)
Wilmington Real Asset Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Real Asset Fund - Class A | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Wilmington Real Asset Fund - Class A | Real Estate Related Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Wilmington Real Asset Fund - Class A | Real Estate Related Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Wilmington Real Asset Fund - Class A | Real Estate Related Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Wilmington Real Asset Fund - Class A | Real Estate Related Investment Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Wilmington Real Asset Fund - Class A | Commodity Related Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Wilmington Real Asset Fund - Class A | Commodity Related Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Wilmington Real Asset Fund - Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Wilmington Real Asset Fund - Class I | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Wilmington Real Asset Fund - Class I | Real Estate Related Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Wilmington Real Asset Fund - Class I | Real Estate Related Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Wilmington Real Asset Fund - Class I | Real Estate Related Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Wilmington Real Asset Fund - Class I | Real Estate Related Investment Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Wilmington Real Asset Fund - Class I | Commodity Related Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Wilmington Real Asset Fund - Class I | Commodity Related Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%